Average Annual Total Returns - Class K - BLACKROCK EUROFUND	Oct. 28, 2020
MSCIEMUIndex [Member]
Average Annual Return:
1 Year	23.20%
5 Years	5.55%
10 Years	3.99%
Class K Shares
Average Annual Return:
1 Year	25.36%
5 Years	2.64%
10 Years	3.56%
Class K Shares | After Taxes on Distributions
Average Annual Return:
1 Year	25.50%
5 Years	2.45%
10 Years	3.15%
Class K Shares | After Taxes on Distributions and Sales
Average Annual Return:
1 Year	15.44%
5 Years	2.23%
10 Years	2.81%